Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Interest income on financial instruments:
Finance income	£ 50	£ 58	[1]	£ 54	[2]
Interest expense on financial liabilities held at amortised cost:
Finance costs	(1,072)	(853)	[1]	(1,020)	[2]
Net gains/(losses) on financing derivatives
Finance income and costs	(1,022)	(795)		(966)
Amount of accretion on inflation linked liabilities	241	46		85
Before exceptional items and remeasurements
Interest income on financial instruments:
Bank deposits and other financial assets	32	33		48
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	3	2		2
Other income	30	0		20
Finance income	65	35		70
Finance costs
Net interest on pensions and other post-retirement benefit obligations	0	(51)		(34)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts	(216)	(53)		(46)
Other borrowings	(961)	(741)		(846)
Interest on derivatives	(59)	(47)		(92)
Unwinding of discount on provisions	(73)	(77)		(75)
Other interest	11	(51)		(8)
Less: interest capitalised	152	120		102
Finance costs	£ (1,146)	£ (900)		£ (999)
Net gains/(losses) on financing derivatives
Capitalisation rate of borrowing costs eligible for capitalisation	3.20%	3.10%		3.60%
Tax relief on capitalised interest	£ 16	£ 11		£ 15
Remeasurements
Interest income on financial instruments:
Finance income	(15)	23		(16)
Interest expense on financial liabilities held at amortised cost:
Finance costs	(74)	(47)		21
Remeasurements – Finance income
Net gains/(losses) on FVTPL financial assets	(15)	23		(16)
Net gains/(losses) on financing derivatives
Derivatives designated as hedges for hedge accounting	45	30		(14)
Derivatives not designated as hedges for hedge accounting	29	17		(7)
Finance income and costs	59	70		(37)
Net finance costs from continuing operations	£ 110	£ 73		£ 114

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.